Earnings (Loss) Per Share - Schedule of Basic and Diluted (Loss) Earnings Per Share (Details) - USD ($)		2 Months Ended	12 Months Ended
		Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Schedule of Basic and Diluted (Loss) Earnings Per Share [Line Items]
Net income (loss) attributable to TOYO Co., Ltd’s shareholders		$ (186,839)	$ 40,614,170	$ 9,889,155
Less: Net income attributable to holders of earnout shares			7,086,765
Net income (loss) attributable to TOYO Co., Ltd’s ordinary shareholders		$ (186,839)	$ 33,527,405	$ 9,889,155
Weighted average number of ordinary share outstanding – basic (in Shares)	[1]	41,000,000	30,751,424	41,000,000
Weighted average number of ordinary share outstanding – diluted (in Shares)	[1]	41,000,000	30,751,424	41,000,000
Earnings (loss) per share – basic (in Dollars per share)	[1]	$ 0	$ 1.09	$ 0.24
Earnings (loss) per share –diluted (in Dollars per share)	[1]	$ 0	$ 1.09	$ 0.24

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).